PGOF-SA7 04/25

SUPPLEMENT DATED APRIL 14, 2025
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective April 14, 2025, the following changes are made to each Fund’s SAI:

I.	The following replaces the last paragraph of the section titled “General expense limitation”
in each Fund’s SAI:

Sub-administrator JPMorgan Chase Bank, N.A. (JPMorgan) has an agreement with FT
Services to provide certain sub-administrative services for the fund. The administrative services provided by JPMorgan include, but are not limited to, certain fund accounting, financial reporting, tax, corporate governance and compliance and legal administration services.

II.	The following replaces the section titled “Custodian” in each Fund’s SAI:

Custodian JPMorgan, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the offices of its branches and agencies throughout the world, acts as custodian of the fund's securities and other assets.

III.	All references to “State Street Bank and Trust Company” under the heading “Other
Disclosures” are replaced with JPMorgan.

Schedule A

Putnam California Tax Exempt Income Fund
Putnam Dynamic Asset Allocation Growth Fund
George Putnam Balanced Fund
Putnam Research Fund
Putnam Strategic Intermediate Municipal Fund
Putnam Sustainable Retirement 2025 Fund
Putnam Sustainable Retirement 2065 Fund
Putnam Sustainable Retirement 2030 Fund
Putnam Sustainable Retirement 2035 Fund
Putnam Sustainable Retirement 2040 Fund
Putnam Sustainable Retirement 2045 Fund
Putnam Sustainable Retirement 2050 Fund
Putnam Sustainable Retirement 2055 Fund
Putnam Sustainable Retirement 2060 Fund
Putnam Sustainable Retirement Maturity Fund
Putnam Tax Exempt Income Fund
Putnam Tax-Free High Yield Fund
Putnam Ultra Short Duration Income Fund

Putnam Ultra Short MAC Series
Putnam VT Core Equity Fund
Putnam VT Diversified Income Fund
Putnam VT Emerging Markets Equity Fund
Putnam VT Focused International Equity Fund
Putnam VT George Putnam Balanced Fund
Putnam VT Global Asset Allocation Fund
Putnam VT Global Health Care Fund
Putnam VT High Yield Fund
Putnam VT Income Fund
Putnam VT International Equity Fund
Putnam VT International Value Fund
Putnam VT Large Cap Value Fund
Putnam VT Large Cap Growth Fund
Putnam VT Mortgage Securities Fund
Putnam VT Research Fund
Putnam VT Small Cap Growth Fund
Putnam VT Small Cap Value Fund
Putnam VT Sustainable Future Fund
Putnam VT Sustainable Leaders Fund

Shareholders should retain this Supplement for future reference.

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